Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net operating revenues:
Revenues	$ 80,515	$ 81,180
Costs and expenses:
Depreciation and amortization expense	3,826	3,483
Selling, general and administrative expenses	10,227	10,133
Operating (loss) income	(273)	347
Other income (expense):
Interest expense	2,098	1,464
Other income, net	384	231
Loss before income taxes	(1,987)	(886)
Provision for income taxes	57	94
Net loss	(2,044)	(980)
Less net loss attributable to non-controlling interest in subsidiaries	(269)	(397)
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (1,775)	$ (583)
Basic net loss per share (in dollars per share)	$ (0.46)	$ (0.15)
Weighted average shares outstanding - basic (in shares)	3,899,431	3,899,431
Operating Segments [Member]
Net operating revenues:
Revenues	$ 80,595	$ 81,260
Other income (expense):
Loss before income taxes	3,829	4,524
Waste Management Services [Member]
Net operating revenues:
Revenues	44,611	49,763
Costs and expenses:
Operating costs	35,642	40,380
Waste Management Services [Member] | Operating Segments [Member]
Net operating revenues:
Revenues	44,611	49,763
Costs and expenses:
Depreciation and amortization expense	109	118
Other income (expense):
Interest expense	0	1
Loss before income taxes	4,013	4,373
Golf and Related Operations [Member]
Net operating revenues:
Revenues	35,984	31,497
Costs and expenses:
Operating costs	24,775	21,337
Golf and Related Operations [Member] | Operating Segments [Member]
Net operating revenues:
Revenues	35,904	31,417
Costs and expenses:
Depreciation and amortization expense	3,464	3,169
Other income (expense):
Interest expense	30	27
Loss before income taxes	(184)	151
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Revenues	13,491	12,137
Costs and expenses:
Operating costs	6,318	5,500
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Revenues	$ 22,413	$ 19,280